EQUITY (Details Narrative) - USD ($)			1 Months Ended														2 Months Ended	5 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Jan. 11, 2023	Apr. 05, 2022	Aug. 30, 2023	Jul. 31, 2023	Jun. 30, 2023	Apr. 30, 2023	Mar. 31, 2023	Jan. 31, 2023	Jan. 24, 2023	Nov. 30, 2022	Nov. 15, 2022	Oct. 31, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Mar. 27, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 28, 2021
Shares of common Stock issued							17,045	4,245		9,500				500,000							14,206
Accrued interest								$ 7,589
Common Stock, value							$ 15,000	$ 4,500		$ 15,199				$ 500,000							$ 15,057
Vested, number of shares																					3,041,322
Warrant issued value						$ 375,000						$ 119,383
Unvested options expense																				$ 2,602,630	$ 1,971,982
Options to purchase shares																				3,617,041
Warrants issued								5,655
Warrants issued												75,000
Options to purchase shares of common stock remained unvested																				3,587,027
Risk free interest rate, maximum																					4.73%
Risk free interest rate, minimum																					4.41%
Expected volatility rate, minimum																					164.00%
Expected volatility rate, maximum																					379.00%
Common stock, shares authorized																			400,000,000	400,000,000	400,000,000	400,000,000
Common stock, par or stated value per share																			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock returnable commitment shares										80,000											80,000
Preferred stock, shares authorized																			50,000,000	50,000,000	50,000,000	50,000,000
Issuances of shares for cash																$ 150,000
Shares Issued for Cash Shares																600,000
Common stock, voting rights		1:1																			1:1
Developer fees received												25.00%
Exercise price												$ 1.59
Options to purchase shares							500,000														2,242,746
Correlate 2015 Equity Incentive Plan [Member]
Outstanding options																							71,625
Directors [Member]
Shares of common Stock issued						92,010
Vested, number of shares						57,507
CEO [Member]
Shares of common Stock issued						7,661
Accrued interest						$ 6,995
Common Stock, value						$ 1,350
Vested, number of shares						2,815
Warrants purchase shares																	200,000
Noteholders [Member]
Shares of common Stock issued				28,896
Accrued interest				$ 18,537
Description Of Shares distrubuation																				these shares were 1,943 shares issued to the wife of the Company’s CEO and 5,441 shares issued to the Company’s CEO
Todd Michaels [Member]
Shares of common Stock issued					362,319
Vested, number of shares					250,000
Warrant issued value																					$ 50,000
Largest Shareholder [Member]
Warrant issued value																				$ 200,000	$ 25,000
Warrants purchase shares											25,000
Warrants issued																				100,000
Three Director [Member]
Stock issued options													750,000
Stock issued option, value													$ 1,123,000
Five NonExcecutive Agreement [Member]
Vested, number of shares						125,000
Stock issued options						500,000						395,000
Stock issued option, value						$ 425,000						$ 473,000
Three Consulting Agreement [Member]
Stock issued options															50,000			30,000
Stock issued option, value															$ 46,000			$ 38,000
Common Class One [Member]
Common stock, shares authorized																						372,500,000
Common stock, par or stated value per share																						$ 0.0001
Common stock, voting rights																						1:1
Non-Excecutive Agreement [Member]
Stock issued options																						1,000,000
Stock issued option, value																						$ 469,000
Options [Member]
Common Stock, value																				$ 1,549,018
Stock issued options																			1,920,000	1,920,000
Options to purchase shares																				250,000
Risk free interest rate, maximum																				4.29%	4.24%
Risk free interest rate, minimum																				3.39%	1.65%
Expected volatility rate, minimum																				277.00%	282.00%
Expected volatility rate, maximum																				281.00%	330.00%
Fair value assumptions, expected term																				5 years
Exercise price																				$ 0.77
Risk free interest rate																						1.27%
Expected volatility rate																						280.00%
Options [Member] | Maximum [Member]
Fair value assumptions, expected term																					10 years	10 years
Options [Member] | Minimum [Member]
Fair value assumptions, expected term																					5 years	5 years
Common Class B [Member]
Common stock, shares authorized																					27,500,000	27,500,000
Common stock, par or stated value per share																					$ 0.0001	$ 0.0001
Common stock, voting rights																						20:1
Employment Agreements [Member]
Options Issued																$ 1,000,000						$ 2,000,000
Shares forfeiture																$ 868,000						$ 938,000
Note Agreement [Member]
Warrant issued value	$ 3,309,000					$ 47,858			$ 6,949,900		$ 1,005,000					$ 1,958,000					$ 344,000
Warrants purchase shares						58,496			200,000		705,000										300,000
Warrants issued	3,127,858								5,671,000							2,700,000
Exercise price						$ 0.85
Warrants [Member]
Risk free interest rate, maximum																				5.00%	4.72%
Risk free interest rate, minimum																				3.66%	0.70%
Expected volatility rate, minimum																				195.00%	326.00%
Expected volatility rate, maximum																				346.00%	428.00%
Warrants [Member] | Maximum [Member]
Fair value assumptions, expected term																				60 months	36 months
Exercise price																				$ 0.85
Warrants [Member] | Minimum [Member]
Fair value assumptions, expected term																				24 months	18 months
Exercise price																				$ 0.70	$ 0.25
Note Agreement 2 [Member]
Warrant issued value			$ 329,434	$ 35,952
Warrants purchase shares			500,000	58,240
Exercise price			$ 0.70	$ 0.70
Option [Member] | Maximum [Member]
Stock issued options																				10,000,000
Fair value assumptions, expected term																			36 months
Exercise price																			$ 0.99	$ 0.99
Option [Member] | Minimum [Member]
Stock issued options																				5,000,000
Fair value assumptions, expected term																			12 months
Exercise price																			$ 0.54	$ 0.54